Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Profit for the year	$ 759	$ 628	$ 750
Adjustments reconciling profit for the year to cash flow from operations	602	521	469
Cash flow from operations	1,361	1,149	1,219
Interest paid	(202)	(170)	(119)
Interest received	46	57	36
Deferred purchase consideration paid	0	(3)	0
Tax paid	(307)	(309)	(243)
Net cash from operating activities	898	724	893
Cash flow from investing activities
Purchase of property, plant and equipment	(28)	(29)	(28)
Investment in associates and joint ventures	(11)	(6)	(3)
Investment in other financial assets	(3)	(32)	(60)
Deferred purchase consideration paid	0	(10)	0
Disposal of property, plant and equipment	0	9	0
Repayments of other financial assets	14	11	8
Finance lease receipts	4	4	0
Other investing cash flows	3	3	0
Net cash from investing activities	(190)	(99)	(137)
Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(897)	(804)	(790)
Purchase of own shares by employee share trusts	(10)	(27)	(8)
Dividends paid to shareholders	(270)	(259)	(245)
Dividend paid to non-controlling interest	0	0	(3)
Issue of long-term bonds, including effect of currency swaps	990	834	657
Repayment of long-term bonds	(403)	(547)	0
Settlement of currency swaps	0	(45)	0
Drawdown of Revolving Credit Facility	75	0	0
Repayment of Revolving Credit Facility	(75)	0	0
Principal element of lease payments	(30)	(46)	(28)
Other financing cash flows	6	0	0
Net cash from financing activities	(614)	(894)	(417)
Net movement in cash and cash equivalents in the year	94	(269)	339
Cash and cash equivalents at beginning of the year	991	1,278	921
Exchange rate effects	41	(18)	18
Cash and cash equivalents at end of the year	1,126	991	1,278
Brands
Cash flow from investing activities
Purchase of intangible assets	(120)	0	0
Other intangibles
Cash flow from investing activities
Purchase of intangible assets	$ (49)	$ (49)	$ (54)